ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2020
Business Combinations 1 [Abstract]
ACQUISITION OF BUSINESSES
ACQUISITION OF BUSINESSES
When determining the basis of accounting for the partnership’s investees, the partnership evaluates the degree of influence that the partnership exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the partnership has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The partnership accounts for business combinations using the acquisition method of accounting, pursuant to which the cost of acquiring a business is allocated to its identifiable tangible and intangible assets and liabilities on the basis of the estimated fair values at the date of acquisition.

(a)	Acquisitions completed in the six months ended June 30, 2020
There were no significant acquisitions for the six months ended June 30, 2020.

(b)	Acquisitions completed in 2019
The following summarizes the consideration transferred, assets acquired and liabilities assumed at the applicable acquisition dates for significant acquisitions:

(US$ MILLIONS)	Business services (1)	Infrastructure services (1)	Industrials	Total
Cash	$2,024	$7	$3,732	$5,763
Non-cash consideration	15	1	—	16
Total consideration (2)	$2,039	$8	$3,732	$5,779

(US$ MILLIONS)
Cash and cash equivalents	$319	$—	$11	$330
Accounts and other receivable, net	289	2	1,129	1,420
Inventory, net	41	—	1,765	1,806
Assets held for sale	6	—	—	6
Equity accounted investments	9	—	833	842
Property, plant and equipment	3,030	3	3,578	6,611
Intangible assets	542	7	6,550	7,099
Goodwill (3)	1,575	7	1,750	3,332
Deferred income tax assets	138	—	14	152
Financial assets	4,735	—	27	4,762
Other assets	48	—	339	387
Acquisition gain	(4)	—	—	(4)
Accounts payable and other	(2,734)	(1)	(2,003)	(4,738)
Borrowings	(709)	—	—	(709)
Deferred income tax liabilities	(152)	(2)	(867)	(1,021)
Net assets acquired before non-controlling interests	7,133	16	13,126	20,275
Non-controlling interests (4) (5)	(5,094)	(8)	(9,394)	(14,496)
Net assets acquired	$2,039	$8	$3,732	$5,779
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(1)	The initial fair values of acquired assets, liabilities and goodwill for the acquisitions have been determined on a preliminary basis at the end of the reporting period.

(2)	Excludes consideration attributable to non-controlling interests, which represents the interest of others in operating subsidiaries.

(3)
The finalization of purchase price allocations within the business services and industrials segments resulted in adjustments to the preliminary fair values, including intangible assets, deferred income tax assets, deferred income tax liabilities, equity accounted investments and consideration paid. The offsetting adjustment to goodwill resulted in an increase of $3 million within the business services segment and a decrease of $144 million within the industrials segment. Adjustments to a purchase price allocation within the infrastructure services segment resulted in a decrease to goodwill of $5 million.

(4)	Non-controlling interests recognized on business combination were measured at fair value for business services, industrials and infrastructure services.

(5)
Non-controlling interests recognized on business combination were measured at the proportionate share of fair value of the assets acquired and liabilities assumed for mortgage insurance services in our business services segment.

Business Services
Genworth MI Canada Inc. (“Genworth”)
On December 12, 2019, together with institutional partners, the partnership acquired Genworth, a Canadian based mortgage insurance company. The partnership’s economic interest prior to syndication to institutional partners was 31% and was acquired for consideration of $854 million. The partnership has a 57% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
On acquisition, a bargain purchase gain of $4 million was recognized. Intangible assets of $243 million were acquired, primarily comprised of the value of insurance contracts in force as at the date of acquisition.
The partnership’s results from operations for the year ended December 31, 2019 includes $10 million of revenue and $9 million of net income attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenue of $207 million and net income of $98 million attributable to the partnership for the year ended December 31, 2019.
Healthscope Limited (“Healthscope”)
On June 6, 2019, together with institutional partners, the partnership acquired Healthscope, an Australian based healthcare provider that operates private hospitals and provides pathology services. The partnership’s economic interest prior to syndication to institutional partners was 28% and was acquired for consideration of $1,156 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximately $22 million were recorded as other expense on the consolidated statements of operating results. Goodwill of $1,551 million was acquired, which represents the growth the partnership expects to experience from the integration of the operations. The goodwill recognized is not deductible for income tax purposes. Intangible assets of $286 million were acquired, primarily comprised of customer contracts.
The partnership’s results from operations for the year ended December 31, 2019 includes $297 million of revenue and $7 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenue of $453 million and net loss of $23 million attributable to the partnership for the year ended December 31, 2019.
Ouro Verde Locação e Seviços S.A. (“Ouro Verde”)
On July 8, 2019, the partnership, together with institutional partners, acquired Ouro Verde, a Brazilian heavy equipment and light fleet vehicle management company. The partnership’s economic interest prior to syndication to institutional partners was 38% and was acquired for total consideration of $16 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Others
On August 20, 2019, the partnership, through its road fuel storage and distribution business, completed an acquisition for consideration of $12 million, acquiring the remaining ownership interests in a terminal storage operator in which it previously had an equity interest. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Industrials
Clarios Global LP (“Clarios”)
On April 30, 2019, together with institutional partners, the partnership acquired Clarios (formerly known as the “Power Solutions Business of Johnson Controls International plc”), a global producer and distributor of automotive batteries. The partnership’s economic interest prior to syndication to institutional partners was 29% and was acquired for consideration of $3,732 million. The partnership has a 100% voting interest in this business, which provides the partnership with control. Accordingly, the partnership consolidates this business for financial reporting purposes.
Acquisition costs of approximately $41 million were recorded as other expense on the consolidated statements of operating results. Goodwill of $1,750 million was acquired, which is largely reflective of the potential to innovate and grow the business. $20 million of the goodwill recognized is deductible for income tax purposes. Intangible assets of $6,550 million were acquired, primarily comprised of customer relationships, patented technology, and trademarks.
The partnership’s results from operations for the year ended December 31, 2019 includes $1,668 million of revenue and $89 million of net loss attributable to the partnership from the acquisition. If this acquisition had been effective January 1, 2019, the partnership would have recorded revenue of $2,414 million and net loss of $21 million attributable to the partnership for the year ended December 31, 2019.